Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions			6 Months Ended
	Aug. 20, 2018	Jun. 19, 2018	Sep. 30, 2018	Sep. 30, 2017	May 14, 2018	Mar. 31, 2018
Statement of changes in equity [abstract]
Total number of authorized shares of common stock			3,000,000,000			3,000,000,000
Number of shares authorized to be repurchased					20,000,000
Shares authorized to be repurchased amount					¥ 70,000
Number of shares repurchased		15,368,300
Purchase of treasury stock		¥ 70,048	¥ 70,048	¥ 54
Treasury stock cancelled	15,368,300